Leases - Future minimum payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating lease liabilities under Topic 842
Operating leases - 2022	$ 30,044
Operating leases - 2023	27,956
Operating leases - 2024	26,550
Operating leases - 2025	23,619
Operating leases - 2026	15,187
Operating leases - later years	50,912
Operating leases - Total	174,268
Less: Imputed interest	(20,154)
Operating lease liabilities	$ 154,114	$ 152,588
Operating Lease Liability Statement Of Financial Position Extensible List	Other liabilities	Other liabilities
Finance lease liabilities under Topic 842
Finance leases - 2022	$ 3,402
Finance leases - 2023	3,491
Finance leases - 2024	3,589
Finance leases - 2025	3,701
Finance leases - 2026	3,350
Finance leases - later years	5,501
Finance leases - Total	23,034
Less: imputed interest	(3,315)
Finance lease liabilities	$ 19,719	$ 22,572
Finance Lease Liability Statement Of Financial Position Extensible List	Other liabilities	Other liabilities